Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 31, 2008
Employee benefit plans and stock-based compensation plans (Textuals)
Retirement Savings Plan employees contribution as a percentage of salary	15% to 25%
Employers contribution as a percentage on first one percent on employees contribution	200.00%
Employers contribution as a percentage on next three percent on employees contribution	100.00%
Retirement savings plan, contribution expense	$ 26.8	$ 22.0	$ 19.7
Employees contribution to Employees Stock purchase plan as a percentage of Employees salary	10.00%
Employee Stock Purchase plan Purchase price of shares as a percentage on fair market value	95.00%
Common stock issued under employee stock purchase plan	217,000	260,000	236,000
Common stock reserved for future purchases under the employee stock purchase plan	2,600,000
Contribution by employee for deferred compensation plan's benefit payments from base earnings percentage	50.00%
Contribution by employee for deferred compensation plan's benefit payments from specific bonus percentage	100.00%
Deferred Compensation Plan Employer Contribution As Percentage On Employees Contribution	6.00%
Employers Contribution allocated to Hypothetical Investment In Common Stock Percentage	25.00%
Net deferred compensation plan expense	1.5	(0.6)	1.8
Reserved common stock under deferred compensation plan	5,900,000
Common stock available for issuance under stock-based compensation plans	14,200,000
Maximum contractual term of stock options and SSRs, restricted stock and performance shares, year	10
Restricted stock units and performance shares granted	300,000
Weighted average fair market value of restricted stock units and performance shares	$ 49.59
Performance shares granted to certain officers exceeding certain performance measures	213,000
Maximum multiplier used to calculate value of performance shares	2.5
Total number of non-vested restricted stock and performance share awards	1,000,000	1,200,000
Stock options granted	2,500,000
Weighted average fair value of options granted during the year	$ 15.97	$ 7.27	$ 8.94
Stock options and stock settled appreciation rights vesting grade	3
Vesting period of stock option plan	3
Unearned compensation related to unvested shares for deferred compensation plan	0.3	0.3
Windfall tax benefit related to stock options exercised	58.9
Tax benefit related to employee stock compensation	18.1	16.6	14.3
Weighted average remaining recognition period for SSRs and stock options	1.4
Weighted average remaining recognition period for restricted stock and performance shares	1.4
Weighted average remaining contractual term of stock options and stock settled appreciation rights outstanding	4.2
Weighted average remaining contractual term of stock options and stock settled appreciation rights exercisable	3.1
Intrinsic value shares outstanding	348.6
Intrinsic value shares exercisable	229.5
Restricted Stock and Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	17.5	16.2	16.3
Unearned compensation expense	16.5	16.7
Employee benefit plans and stock-based compensation plans (Textuals)
Unearned compensation expense	16.5	16.7
SSRs And Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	32.1	28.6	23.8
Unearned compensation expense	23.9	21.7
Employee benefit plans and stock-based compensation plans (Textuals)
Unearned compensation expense	$ 23.9	$ 21.7